New Standards, Amendments and Interpretations	12 Months Ended
Dec. 31, 2017
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New Standards, Amendments and Interpretations

A.2. New standards, amendments and interpretations

A.2.1. New standards, amendments and interpretations applicable in 2017

The new standards, amendments to standards, and interpretations that are mandatorily applicable with effect from the 2017 financial year have no material impact on the financial statements, or on their presentation.

In accordance with the amendment to IAS 7 (Statement of Cash Flows), with effect from the year ended December 31, 2017 Sanofi discloses changes in debt arising from financing activities, showing cash and non-cash movements separately (see Note D.17.).

A.2.2. New pronouncements issued by the IASB and applicable from 2018 or later

The note below describes standards, amendments and interpretations issued by the IASB that will have mandatory application in 2018 or subsequent years, and Sanofi’s position regarding future application. Sanofi has not early adopted any of those standards, amendments or interpretations.

A.2.2.1. Standards

At the end of May 2014 the IASB issued IFRS 15 (Revenue from Contracts with Customers). IFRS 15 is a converged standard common to both IFRS and US generally accepted accounting principles (US GAAP), and replaces IAS 18 (Revenue) and IAS 11 (Construction Contracts) with effect from January 1, 2018.

In April 2016 the IASB issued clarifications (amendments to IFRS 15 applicable from January 1, 2018) on how to (i) identify a performance obligation, (ii) determine whether a company is a principal or an agent, and (iii) account for the revenue from granting a license.

IFRS 15 includes new revenue recognition principles, in particular as regards identifying a performance obligation and allocating the transaction price in the case of contracts with multiple components. It also changes how contracts are analyzed in the case of revenue generated by licensing arrangements, and how variable consideration is recognized. The standard also contains new disclosure requirements.

To date, the conclusions of our analysis of the impacts of first-time application in 2018 of IFRS 15 are as follows:

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Revenue recognized within Net sales by Sanofi arises from sales of pharmaceutical products, active ingredients and vaccines, net of sales returns, of customer incentives and discounts, and of certain sales-based payments paid or payable to the healthcare authorities. The concepts of “transfer of control” and “variable consideration” do not materially affect the way in which Sanofi recognizes revenue. Consequently, Sanofi does not anticipate any significant change in the timing or amount of net sales recognized.

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Other revenues recognized by Sanofi mainly comprise license royalties under collaboration agreements, and VaxServe sales of products sourced from third-party manufacturers. Sanofi does not anticipate any significant change in the timing or amount of other revenues recognized.

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Other operating income mainly comprises revenue arising from the sharing of costs and profits on product commercialization operations carried out in collaboration with partners, generating revenue under complex partnership and co-promotion agreements. Sanofi does not anticipate any significant change in the timing or amount of other operating income recognized. Other operating income also includes realized and unrealized foreign exchange gains and losses on operating activities, and gains on disposals of non-financial assets not regarded as major disposals, which are outside the scope of IFRS 15.

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Share of profits or losses from investments accounted for using the equity method: Sanofi does not expect IFRS 15 to have a major impact on the determination of the share of profits or losses from the associates and joint ventures concerned.

Sanofi will apply IFRS 15 with effect from January 1, 2018, using the full retrospective method of adoption: the opening balance of equity at the start of the first period presented (January 1, 2016) will be adjusted to reflect the cumulative impact of applying IFRS 15, and comparative information for the years ended December 31, 2016 and 2017 will be presented in accordance with IFRS 15. Consequently, in the financial statements for the year ended December 31, 2018 all periods will be presented as though IFRS 15 had always been applied. The adjustments to net sales for the years ended December 31, 2016 and 2017 are regarded as immaterial.

In July 2014 the IASB issued IFRS 9 (Financial Instruments). With effect from January 1, 2018, IFRS 9 replaces the currently applicable standards on the presentation, recognition and measurement of financial instruments (IAS 39).

To date, the conclusions of our analysis of the impacts of first-time application in 2018 of IFRS 9 are as follows:

∎	Classification and measurement of financial assets

IFRS 9 alters the main accounting categories used for financial assets. Financial assets held by Sanofi that are classified as “available-for-sale” under IAS 39 will be reclassified as of January 1, 2018 into one of two categories: “financial assets at fair value through profit or loss” or “financial assets at fair value through other comprehensive income”. With effect from January 1, 2018 any gains on equity investments that Sanofi elects to classify as “financial assets at fair value through other comprehensive income” will no longer be recognized in profit or loss when the investment is sold. However, all dividends received from such investments will continue to be recognized in profit or loss.

In accordance with paragraph B5.2.3 of IFRS 9, Sanofi will continue to use acquisition cost as an appropriate estimate of the fair value of certain investments in unquoted companies. That method will cease to be used if any of the indicators listed in paragraphs B5.2.4 and B5.2.5 of IFRS 9 become apparent.

∎	Classification and measurement of financial liabilities

In October 2017, the IASB issued an amendment to IFRS 9 clarifying the treatment of modifications of financial liabilities. Because Sanofi does not enter into transactions of that type, first-time application of the amendment will have no impact on the consolidated financial statements.

∎	Impairment

The new credit risk recognition model based on expected losses changes the way in which allowances for impairment of accounts receivable are calculated, in that receivables that are not yet past due must be included in the base used to calculate the allowance. Sanofi sells medicines and vaccines to wholesalers, public authorities, hospitals, clinics, pharmacies, and non governmental organizations (NGOs). Given the nature of the accounts receivable recognized by Sanofi and the associated guarantees entered into, IFRS 9 does not materially alter the amount of allowances for impairment of accounts receivable.

∎	Hedge accounting

IFRS 9 does not alter the way in which Sanofi currently accounts for hedging transactions. Such transactions are carried out as part of our policies on foreign exchange and interest rate risk hedging.

At this stage of our analyses the amount of the adjustment to be recognized within equity is estimated to be immaterial.

Sanofi will apply IFRS 9 with effect from January 1, 2018. Under the transitional provisions of IFRS 9, only financial instruments held as of January 1, 2018 require retrospective application; presentation of comparatives is optional. Sanofi will decide which option to elect during the first half of 2018.

In January 2016 the IASB issued IFRS 16 (Leases), which aligns the accounting treatment of operating leases with that already applied to finance leases (i.e. recognition in the balance sheet of a liability for future lease payments, and of an asset for the associated rights of use). The first-time application of IFRS 16 will also lead to a change in presentation:

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In the income statement: the rental expense currently recognized as a component of Operating income will, under IFRS 16, be recognized partly as depreciation expense within Operating income, and partly as interest expense within Financial expenses.

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In the statement of cash flows: the rental payments currently presented within Net cash provided by/(used in) operating activities will, under IFRS 16, be presented within Net cash provided by/(used in) financing activities to the extent that those payments are allocated to repayment of the lease liability.

IFRS 16 is applicable to annual reporting periods beginning on or after January 1, 2019. Most of the leases contracted by Sanofi are operating leases in which Sanofi is the lessee. The main assets leased are office premises, cars, and computer hardware. An impact assessment is ongoing. For information, Sanofi’s obligations under non-cancelable operating leases are disclosed in Note D.21.1.

In addition, some supply and service contracts are also being assessed.

Sanofi’s IFRS 16 project is being led by a team composed of representatives from the various support functions affected (purchasing, real estate, information systems, finance, shared services). The assessment continued throughout 2017, looking at three key topics: identification and analysis of contracts, selection of IT application, and implementation methods.

Sanofi has not elected to early adopt IFRS 16.

As regards the method of first-time application, Sanofi has yet to make a decision. IFRS 16 may be applied either as of January 1, 2019 without restatement of comparative periods if the simplified transition option is elected, or as of January 1, 2017 with the 2017 and 2018 comparative periods restated under IFRS 16 if the retrospective transition option is elected.

A.2.2.2. Amendments, annual improvements and interpretations

Sanofi does not expect a material impact from the application of:

∎	IFRIC 22 (Foreign Currency Transactions and Advance Consideration), issued in December 2016 and applicable from 2018 onwards; and

∎	IFRIC 23 (Uncertainty over Income Tax Treatments), issued in June 2017 and applicable from 2019 onwards.

The other amendments issued, whether within or outside the 2014-2016 Annual Improvements cycle (IFRS 2 – various clarifications, IAS 28 – long-term interests in associates and joint ventures, etc), will have no impact on Sanofi’s financial statements.